Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Currency Opportunities Fund))	0 Months Ended
	Sep. 28, 2011
Class A
Operating Expenses:
Management Fees	0.72%	[1]
Distribution and/or Service (12b-1) Fees	0.11%
Other Expenses of the Fund	0.70%
Other Expenses of the Subsidiary	0.11%	[2]
Total Other Expenses	0.81%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and Expense Reimbursement	(0.54%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.10%
Class C
Operating Expenses:
Management Fees	0.72%	[1]
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses of the Fund	1.10%
Other Expenses of the Subsidiary	0.11%	[2]
Total Other Expenses	1.21%
Total Annual Fund Operating Expenses	2.92%
Fee Waiver and Expense Reimbursement	(1.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.85%
Class N
Operating Expenses:
Management Fees	0.72%	[1]
Distribution and/or Service (12b-1) Fees	0.47%
Other Expenses of the Fund	1.61%
Other Expenses of the Subsidiary	0.11%	[2]
Total Other Expenses	1.72%
Total Annual Fund Operating Expenses	2.91%
Fee Waiver and Expense Reimbursement	(1.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.35%
Class Y
Operating Expenses:
Management Fees	0.72%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.84%
Other Expenses of the Subsidiary	0.11%	[2]
Total Other Expenses	0.95%
Total Annual Fund Operating Expenses	1.67%
Fee Waiver and Expense Reimbursement	(0.82%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund during the Fund's most recent fiscal year and the estimated gross management fee of the Subsidiary for its first fiscal year.
[2]	"Other Expenses of the Subsidiary" are based on estimated amounts for its first fiscal year.
[3]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain of its expenses so that total expenses will not exceed 1.10% of average annual net assets for Class A shares, 1.85% for Class C shares, 1.35% for Class N shares and 0.85% for Class Y shares. This waiver and/or reimbursement may not be amended or withdrawn until one year after the date of this prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.